Offerings - Offering: 1	May 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 20,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,062
Offering Note
Offering Note(s)

(1)The deferred compensation obligations are unsecured obligations of OUTFRONT Media Inc. (the “Registrant”) to pay deferred compensation in the future pursuant to the terms of the Registrant’s Excess 401(k) Plan (the “Plan”).
(2)The maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) of the Securities Act of 1933, as amended (the “Securities Act”), based upon an estimate of the amount of compensation participants may defer and the Registrant’s discretionary matching contributions under the Plan.  In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan described herein.